Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current
Federal
State	843
Total	843
Deferred
Federal	(1,744,445)	(491,900)
State	(314,699)	(71,500)
Total Deferred Income Tax Provision	(2,059,144)	(563,400)
Change in valuation allowance	2,059,144	563,400
Total income tax provision	$ 843